FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 177,236	R$ 272,158	R$ 246,083
Interest receivable (customers, taxes and other)	98,232	177,636	118,476
Gain on derivative transactions (Note 31)	181,162	315,351	305,996
Foreign exchange variations on loans and financing (Note 20)		5,140	32,326
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	780,663	209,447	3,341,211
Other financial income	114,237	153,138	68,548
Total	1,351,530	1,132,870	4,112,640
Loan, financing, debenture and leases charges (Note 20)	(648,816)	(830,686)	(510,398)
Foreign exchange variation on loans and financing (Note 20)		(4,036)	(61,174)
Loss on derivative transactions (Note 31)	(179,128)	(263,388)	(295,208)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(129,030)	(144,779)	(186,238)
Other expenses with foreign exchange and monetary variation (contingencies, suppliers, taxes and others)	(805,823)	(615,291)	(963,463)
IOF, PIS, Cofins and other financial expenses	(162,162)	(94,831)	(269,006)
Total	(1,924,959)	(1,953,011)	(2,285,487)
Financial income (expenses), net	(573,429)	(820,141)	1,827,153
Tax credit value included in other revenues from foreign exchange and monetary variation	512,659		2,926,247
Leases charges	R$ 526,127	R$ 457,985	R$ 45,501